INVESTMENT MANAGERS SERIES TRUST II
235 W. Galena Street
Milwaukee, Wisconsin  53212

July 15, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”)
File No. 333-191476 and 811-22894
on behalf of the All Terrain Opportunity Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 5 to its Registration Statement under Rule 485(a)(2) to create a new series, the All Terrain Opportunity Fund.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Secretary